September 16, 2021
VIA EDGAR
Securities and Exchange
Commission Judiciary Plaza
100 F Street, N.E.
Washington, D.C.
20549
RE:	Minnesota Life Variable Annuity
Account File Numbers 333-233295
and 811-04294
Dear Ladies and Gentlemen:
On behalf of Variable Annuity Account (the Registrant), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that the Prospectus and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) do not differ from the ones included in the most recent post-effective amendment to the Registrant?s registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on September 16, 2021.
Any questions and comments that you may have regarding this filing may be directed to the undersigned at (651) 665-1590.

Sincerely,
/s/ John P. Hite
John P.
Hite
Attorney